Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay MacKay Tax Free Bond Fund (formerly known as MainStay Tax Free Bond Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional; in the "Information on Sales Charges" section starting on page 120 of the Prospectus and Appendix A - Intermediary-Specific Sales Charge Waivers and Discounts; and in the "Alternative Sales Arrangements" section on page 108 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus borrowings for investment purposes) in municipal bonds that are rated investment grade by at least one independent rating agency (i.e., within the highest four quality ratings by Moody's Investors Service, Inc., Standard & Poor's Ratings Services or Fitch Ratings). On average, the Fund will invest in municipal bonds that have a maturity range of 10 to 30 years. Municipal bonds are issued by or on behalf of the District of Columbia, states, territories, commonwealths and possessions of the United States and their political subdivisions and agencies, authorities and instrumentalities. Municipal bonds include, among other instruments, general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in unrated securities deemed by MacKay Shields LLC, the Fund's Subadvisor, to be of comparable quality. The Fund may not invest more than 20% of its net assets in tax-exempt securities subject to the federal alternative minimum tax. If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality.

The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state). Some of the Fund's earnings may be subject to federal tax and most may be subject to state and local taxes.

The Fund may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

Investment Process: The Subadvisor employs a relative value research-driven approach to achieve the Fund's investment objective. The Subadvisor's strategies include duration management, sector allocation, yield curve positioning and buy/sell trade execution. The Subadvisor may engage in various portfolio strategies to achieve the Fund's investment objective, to seek to enhance the Fund's investment return and to seek to hedge the portfolio against adverse effects from movements in interest rates and in the securities markets.

The Subadvisor uses active management in an effort to identify mispriced tax-exempt securities and build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process which includes fundamental, "bottom-up" credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal market and tax policies, and analyzes individual municipal securities and sectors.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Fund's Subadvisor may underperform the market or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund's investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Interest rates in the United States are near historic lows, and the Fund currently faces a heightened level of interest rate risk. To the extent the Federal Reserve Board continues to raise the federal funds rate, there is a risk that interest rates across the financial system may rise, possibly significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell its fixed-income or debt holdings at a time when the Subadvisor might wish to sell. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund's fixed-income or debt holdings.

Not all U.S. government debt securities are guaranteed by the U.S. government-some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Fund's yield will fluctuate with changes in short-term interest rates.

Tax Risk: Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax law, adverse interpretations by the Internal Revenue Service or noncompliant conduct of a bond issuer.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of the Fund.

Municipal Bond Risk: Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. These risks include:

•         General Obligation Bonds Risk-timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;

•         Revenue Bonds (including Industrial Development Bonds) Risk-timely payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;

•         Private Activity Bonds Risk-municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise's ability to do so;

•         Moral Obligation Bonds Risk-moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;

•         Municipal Notes Risk-municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and

•         Municipal Lease Obligations Risk-in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Municipalities continue to experience economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund's net asset value and/or the distributions paid by the Fund.

Municipal Bond Concentration Risk: From time to time the Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund's investment performance. In addition, the Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund's exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.

Liquidity and Valuation Risk: Securities purchased by the Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Money Market/Short-Term Securities Risk: To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund's investments in these instruments could lose money.

Variable Rate Demand Instruments Risk. A variable rate demand instrument is generally subject to certain of the risks associated with debt securities.  Variable rate demand instruments are also subject to potential delays between the instrument's periodic interest rate reset and an intervening rise in general interest rates, which could adversely affect the Fund. In addition, these instruments are subject to the risk that, if not held to maturity, the Fund will be subject to the credit risk of any third party supporting or providing the instrument's demand feature, as well as the risk that such third party's obligations may terminate or that it may otherwise fail to meet such obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Bloomberg Barclays Municipal Bond Index as its primary benchmark. The Bloomberg Barclays Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

Performance data for the classes varies based on differences in their fee and expense structures. Performance is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years.

The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	nylinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Class B Shares (by calendar year 2008-2017)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter
3Q/09	8.29%
Worst Quarter
4Q/10	-4.99%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Bloomberg Barclays Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.45%
5 Years	rr_AverageAnnualReturnYear05	3.02%
10 Years	rr_AverageAnnualReturnYear10	4.46%
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.43%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
1 Year	rr_ExpenseExampleYear01	$ 529
3 Years	rr_ExpenseExampleYear03	697
5 Years	rr_ExpenseExampleYear05	879
10 Years	rr_ExpenseExampleYear10	$ 1,407
1 Year	rr_AverageAnnualReturnYear01	0.76%
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1995
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.43%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
1 Year	rr_ExpenseExampleYear01	$ 527
3 Years	rr_ExpenseExampleYear03	691
5 Years	rr_ExpenseExampleYear05	869
10 Years	rr_ExpenseExampleYear10	$ 1,384
1 Year	rr_AverageAnnualReturnYear01	0.87%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2008
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.43%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	$ 606
3 Years	rr_ExpenseExampleYear03	631
5 Years	rr_ExpenseExampleYear05	774
10 Years	rr_ExpenseExampleYear10	1,201
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	331
5 Years	rr_ExpenseExampleNoRedemptionYear05	574
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,201
2008	rr_AnnualReturn2008	(8.06%)
2009	rr_AnnualReturn2009	13.25%
2010	rr_AnnualReturn2010	2.56%
2011	rr_AnnualReturn2011	10.36%
2012	rr_AnnualReturn2012	10.59%
2013	rr_AnnualReturn2013	(4.32%)
2014	rr_AnnualReturn2014	12.26%
2015	rr_AnnualReturn2015	3.59%
2016	rr_AnnualReturn2016	0.21%
2017	rr_AnnualReturn2017	5.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.99%)
1 Year	rr_AverageAnnualReturnYear01	0.37%
5 Years	rr_AverageAnnualReturnYear05	2.92%
10 Years	rr_AverageAnnualReturnYear10	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1986
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.36%
5 Years	rr_AverageAnnualReturnYear05	2.91%
10 Years	rr_AverageAnnualReturnYear10	4.34%
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.46%
5 Years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	4.19%
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.43%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	$ 206
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,271
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	331
5 Years	rr_ExpenseExampleNoRedemptionYear05	574
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,271
1 Year	rr_AverageAnnualReturnYear01	4.26%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1998
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.43%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	313
10 Years	rr_ExpenseExampleYear10	$ 701
1 Year	rr_AverageAnnualReturnYear01	5.77%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	5.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2009
MainStay MacKay Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Tax Free Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.43%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	148
5 Years	rr_ExpenseExampleYear05	258
10 Years	rr_ExpenseExampleYear10	$ 579

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.45% on assets up to $500 million; 0.425% on assets from $500 million to $1 billion; 0.40% on assets from $1 billion to $5 billion; and 0.39% on assets over $5 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC under a separate fund accounting agreement. This addition to the management fee amounted to 0.01% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[3]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.